CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Capital risk management [Abstract]
Detailed Information Of Capital [Text Block]
In the management of capital, the Company includes the components of equity, long-term debt, net of cash and cash equivalents, and investments.

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Capital (as defined above) is summarized as follows
Equity	2,139.5	2,073.2
Long-term debt	1,007.7	889.5
	3,147.2	2,962.7
Cash and cash equivalents	(216.2)	(185.9)
Total	2,931.0	2,776.8